Advances to joint ventures - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 3,988	$ 3,831
Debt Service Coverage Ratio	1.20%
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 3,200	3,000
Debt Service Coverage Ratio	1.20%
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 800	$ 800